Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Tax expense (benefit) at U.S. statutory rate	$ (119,460)	$ (146,889)	$ (79,200)
State income tax expense (benefit), net of federal benefit	(17,568)	(21,659)	(11,700)
Effect of non-deductible expenses
Other
Change in valuation allowance	137,028	168,548	90,900
Total